Intangible assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Intangible assets
Intangible assets at beginning	€ 50,381
Amortization	(2,200)	€ (1,000)
Intangible assets at ending	50,108	50,381
Development cost
Intangible assets
Intangible assets at beginning	49,958
Impairment loss	(900)
Intangible assets at ending	49,728	49,958
Patents and licenses
Intangible assets
Intangible assets at beginning	423
Intangible assets at ending	380	423
Cost
Intangible assets
Intangible assets at beginning	54,001	49,262
Additions	2,877	4,739
Disposals	(916)
Other movements	(4)
Intangible assets at ending	55,958	54,001
Cost | Development cost
Intangible assets
Intangible assets at beginning	53,410	48,671
Additions	2,877	4,739
Disposals	(916)
Other movements	(4)
Intangible assets at ending	55,367	53,410
Cost | Patents and licenses
Intangible assets
Intangible assets at beginning	591	591
Intangible assets at ending	591	591
Amortization
Intangible assets
Intangible assets at beginning	(3,620)	(2,654)
Disposals	916
Amortization	(2,230)	(966)
Impairment loss	(916)
Intangible assets at ending	(5,850)	(3,620)
Amortization | Development cost
Intangible assets
Intangible assets at beginning	(3,452)	(2,528)
Disposals	916
Amortization	(2,187)	(924)
Impairment loss	(916)
Intangible assets at ending	(5,639)	(3,452)
Amortization | Patents and licenses
Intangible assets
Intangible assets at beginning	(168)	(126)
Amortization	(43)	(42)
Intangible assets at ending	€ (211)	€ (168)